Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Allocation of undistributed earnings	$ (32,409)
Numerator for basic and diluted EPS - loss available to common stockholders	$ (32,409)
Denominator:
Weighted-average common shares outstanding - basic	173,810,053	6,056,574	5,838,103
Weighted-average common shares outstanding - diluted	173,810,053	6,056,574	5,838,103
Basic loss per share	$ (0.19)	$ (26.87)	$ (17.08)
Diluted loss per share	$ (0.19)	$ (26.87)	$ (17.08)
Class A Common Stock
Numerator:
Allocation of undistributed earnings	$ (28,048)	$ (162,745)	$ (99,697)
Numerator for basic and diluted EPS - loss available to common stockholders	$ (28,048)	$ (162,745)	$ (99,697)
Denominator:
Weighted-average common shares outstanding - basic	150,424,024	6,056,574	5,838,103
Weighted-average common shares outstanding - diluted	150,424,024	6,056,574	5,838,103
Basic loss per share	$ (0.19)	$ (26.87)	$ (17.08)
Diluted loss per share	$ (0.19)	$ (26.87)	$ (17.08)
Common stock, shares outstanding (in shares)	171,613,049	6,593,291
Class B Common Stock
Numerator:
Allocation of undistributed earnings	$ (4,361)
Numerator for basic and diluted EPS - loss available to common stockholders	$ (4,361)
Denominator:
Weighted-average common shares outstanding - basic	23,386,029
Weighted-average common shares outstanding - diluted	23,386,029
Basic loss per share	$ (0.19)
Diluted loss per share	$ (0.19)
Common stock, shares outstanding (in shares)	26,426,937	0	0